UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 97.6%	SHARES	VALUE
Capital Markets - 3.9%
AllianceBernstein Holding LP*	41,200	$538,896
Goldman Sachs Group, Inc.	6,413	579,928
Legg Mason, Inc.	30,300	728,715
Morgan Stanley	90,400	1,367,752
		3,215,291

Chemicals - 2.7%
Dow Chemical Co.	75,100	2,159,876

Commercial Banks - 5.3%
PNC Financial Services Group, Inc.	16,200	934,254
US Bancorp	62,900	1,701,445
Wells Fargo & Co.	62,323	1,717,622
		4,353,321

Communications Equipment - 1.5%
Cisco Systems, Inc.	66,560	1,203,405

Computers & Peripherals - 1.2%
Hewlett-Packard Co.	37,800	973,728

Diversified Financial Services - 4.4%
Bank of America Corp.	150,692	837,848
CME Group, Inc.	4,700	1,145,249
JPMorgan Chase & Co.	47,864	1,591,478
		3,574,575

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	68,490	2,071,138
Frontier Communications Corp.	213,922	1,101,698
Verizon Communications, Inc.	38,300	1,536,596
		4,709,432

Electric Utilities - 4.4%
Duke Energy Corp.	74,048	1,629,056
Exelon Corp.	45,300	1,964,661
		3,593,717

Electrical Equipment - 2.0%
Emerson Electric Co.	35,228	1,641,272

Electronic Equipment & Instruments - 1.8%
TE Connectivity Ltd.	46,625	1,436,516

Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.	22,900	1,265,454

Food & Staples Retailing - 4.9%
CVS Caremark Corp.	50,000	2,039,000
Wal-Mart Stores, Inc.	33,100	1,978,056
		4,017,056

Food Products - 2.2%
Unilever NV, NY Shares	51,200	1,759,744

Health Care Equipment & Supplies - 1.2%
Covidien plc	21,225	955,337

Health Care Providers & Services - 1.7%
WellPoint, Inc.	20,700	1,371,375

Household Durables - 1.0%
Sony Corp. (ADR)	47,300	853,292

Household Products - 2.3%
Procter & Gamble Co.	27,600	1,841,196

Industrial Conglomerates - 7.2%
3M Co.	23,945	1,957,025
General Electric Co.	116,300	2,082,933
Tyco International Ltd.	39,825	1,860,226
		5,900,184

Insurance - 5.8%
Berkshire Hathaway, Inc., Class B*	19,000	1,449,700
Hartford Financial Services Group, Inc.	83,600	1,358,500
MetLife, Inc.	45,500	1,418,690
Travelers Co.'s, Inc.	8,100	479,277
		4,706,167

Internet Software & Services - 1.5%
eBay, Inc.*	13,400	406,422
Google, Inc.*	1,300	839,670
		1,246,092

IT Services - 2.0%
International Business Machines Corp.	8,700	1,599,756

Media - 6.5%
CBS Corp., Class B	35,174	954,622
Comcast Corp.	21,000	497,910
Gannett Co., Inc.	36,550	488,673
News Corp., Class B	79,100	1,438,038
Time Warner, Inc.	53,707	1,940,971
		5,320,214

Metals & Mining - 1.7%
Newmont Mining Corp.	23,400	1,404,234

Oil, Gas & Consumable Fuels - 12.6%
ConocoPhillips	26,254	1,913,129
Devon Energy Corp.	21,000	1,302,000
Exxon Mobil Corp.	11,300	957,788
Marathon Oil Corp.	45,000	1,317,150
Marathon Petroleum Corp.	44,000	1,464,760
Royal Dutch Shell plc (ADR)	26,700	1,951,503
Spectra Energy Corp.	44,024	1,353,738
		10,260,068

Pharmaceuticals - 9.2%
GlaxoSmithKline plc (ADR)	37,607	1,716,007
Johnson & Johnson	28,265	1,853,619
Merck & Co., Inc.	54,400	2,050,880
Pfizer, Inc.	86,200	1,865,368
		7,485,874

Software - 2.3%
Microsoft Corp.	70,601	1,832,802

Specialty Retail - 0.9%
Lowe's Co.'s, Inc.	29,600	751,248

Total Equity Securities (Cost $86,352,739)		79,431,226

TIME DEPOSIT - 2.4%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 1/3/12	$1,989,034	1,989,034

Total Time Deposit (Cost $1,989,034)		1,989,034

TOTAL INVESTMENTS (Cost $88,341,773) - 100.0%		81,420,260
Other assets and liabilities, net - 0.0%		11,186
NET ASSETS - 100%		$81,431,446

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 94.7%	SHARES	VALUE
Beverages - 1.0%
The Coca-Cola Co.	400	$27,988

Capital Markets - 4.0%
AllianceBernstein Holding LP	3,000	39,240
Goldman Sachs Group, Inc.	200	18,086
Morgan Stanley	1,700	25,721
Morgan Stanley Capital Trust VIII, Preferred	1,200	26,112
		109,159

Chemicals - 2.0%
Dow Chemical Co.	1,900	54,644

Commercial Banks - 6.8%
PNC Financial Services Group, Inc.	900	51,903
US Bancorp	2,000	54,100
Wells Fargo & Co.:
Common	1,900	52,364
Preferred	25	26,350
		184,717

Diversified Financial Services - 7.6%
Bank of America Corp.:
Common	4,300	23,908
Preferred	30	23,640
Citigroup, Inc., Preferred	775	31,403
CME Group, Inc.	200	48,734
JPMorgan Chase & Co.	1,600	53,200
JPMorgan Chase Capital XXIX, Preferred	1,025	26,158
		207,043

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	2,200	66,528
Frontier Communications Corp.	8,200	42,230
Verizon Communications, Inc.	1,300	52,156
		160,914

Electric Utilities - 5.1%
Duke Energy Corp.	2,500	55,000
Exelon Corp.	1,300	56,381
The Southern Co.	600	27,774
		139,155

Electrical Equipment - 2.1%
Emerson Electric Co.	1,200	55,908

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd.	1,700	52,377

Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	700	38,682

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	1,400	57,092
Wal-Mart Stores, Inc.	800	47,808
		104,900

Food Products - 2.0%
Unilever NV, NY Shares	1,600	54,992

Health Care Equipment & Supplies - 1.5%
Covidien plc	900	40,509

Health Care Providers & Services - 2.0%
WellPoint, Inc.	800	53,000

Household Products - 2.0%
Procter & Gamble Co.	800	53,368

Industrial Conglomerates - 6.9%
3M Co.	800	65,384
General Electric Co.	3,700	66,267
Tyco International Ltd.	1,200	56,052
		187,703

Insurance - 5.0%
Hartford Financial Services Group, Inc.	2,400	39,000
MetLife, Inc.:
Common	900	28,062
Preferred	1,600	40,768
Travelers Co.'s, Inc.	500	29,585
		137,415

IT Services - 2.0%
International Business Machines Corp.	300	55,164

Media - 5.0%
CBS Corp., Class B	1,500	40,710
News Corp., Class B	2,300	41,814
Time Warner, Inc.	1,500	54,210
		136,734

Metals & Mining - 1.1%
Newmont Mining Corp.	500	30,005

Multiline Retail - 1.7%
Target Corp.	900	46,098

Oil, Gas & Consumable Fuels - 11.6%
ConocoPhillips	800	58,296
Devon Energy Corp.	700	43,400
Exxon Mobil Corp.	500	42,380
Marathon Oil Corp.	1,400	40,978
Marathon Petroleum Corp.	1,200	39,948
Royal Dutch Shell plc (ADR)	700	51,163
Spectra Energy Corp.	1,300	39,975
		316,140

Pharmaceuticals - 8.0%
GlaxoSmithKline plc (ADR)	1,200	54,756
Johnson & Johnson	900	59,022
Merck & Co., Inc.	1,400	52,780
Pfizer, Inc.	2,400	51,936
		218,494

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	1,600	38,800

Software - 2.0%
Microsoft Corp.	2,100	54,516

Specialty Retail - 0.8%
Lowe's Co.'s, Inc.	800	20,304

Total Equity Securities (Cost $2,589,620)		2,578,729

TIME DEPOSIT - 4.6%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 1/3/12	$126,564	126,564

Total Time Deposit (Cost $126,564)		126,564

TOTAL INVESTMENTS (Cost $2,716,184) - 99.3%		2,705,293
Other assets and liabilities, net - 0.7%		19,105
NET ASSETS - 100%		$2,724,398

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Financial Statements

Note A — Significant Accounting Policies

General:   The SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with two separate portfolios; Large Cap Value and Equity Income.  The Fund was organized as a Maryland business trust on June 9, 2008. On November 28, 2008, the Large Cap Value sold 10,000 shares (“initial shares”) valued at $100,000, to Calvert Investment Management, Inc.  The operations of each series are accounted for separately.  Large Cap Value began operations on December 12, 2008.  Equity Income began operations on October 31, 2011.  Each Fund offers three separate classes of shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At December 31, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality, with a maturity at issuance of 60 days or less, generally are valued at amortized cost, which approximates fair value; those for which quotations are not readily available are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$79,431,226	-	-	$79,431,226
Other debt obligations	-	$1,989,034	-	1,989,034
TOTAL	$79,431,226	$1,989,034	-	$81,420,260

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,578,729	-	-	$2,578,729
Other debt obligations	-	$126,564	-	126,564
TOTAL	$2,578,729	$126,564	-	$2,705,293

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011, and net realized capital loss carryforwards as of September 30, 2011 with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$88,549,062	$2,716,184
Unrealized appreciation	8,580,719	66,911
Unrealized depreciation	(15,709,521)	(77,802)
Net unrealized appreciation/ (depreciation)	($7,128,802)	($10,891)

Capital Loss Carryforwards

Expiration Date	Large Cap Value	Equity Income
30-Sep-18	$10,969,797	-

Capital losses may be utilized to offset future capital gains until expiration.  Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)       There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chairperson and President – Principal Executive Officer

Date:   February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chairperson and President – Principal Executive Officer

Date:   February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   February 28, 2012